UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23491

Angel Oak Dynamic Financial Strategies Income Term Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

July 31, 2021

Angel Oak Dynamic Financial Strategies Income Term Trust

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Investment Results – (Unaudited)

Angel Oak Dynamic Financial Strategies Income Term Trust

Fund Information (as of July 31, 2021)

Market Price	$20.05
Net Asset Value (“NAV”)	$21.37
Premium (Discount) to NAV	(6.18%	)
Market Price Distribution Rate(1)	7.35%
NAV Distribution Rate(1)	6.90%

(1) Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice.

Total Returns(2)

(For the Period Ended July 31, 2021)

	Average Annual Returns
	One Year	Since Inception(3)
Angel Oak Dynamic Financial Strategies Income Term Trust – NAV	13.93%	13.34%
Angel Oak Dynamic Financial Strategies Income Term Trust – Market Price	7.59%	6.48%
Bloomberg Barclays U.S. Aggregate Bond Index(4)	(0.70%)	0.72%

(2) Return figures reflect any change in price per share and assume the reinvestment of all distributions under the Fund’s dividend reinvestment plan. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

(3) Inception date is June 30, 2020.

(4) The Bloomberg Barclays U. S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Dynamic Financial Strategies Income Fund is to seek current income with a secondary objective of total return.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Statement of Assets and Liabilities

July 31, 2021 (Unaudited)

Dynamic Financial Strategies Income Term Trust
Assets
Investments in securities at fair value*	$117,590,282
Receivable for investments sold	2,098,514
Dividends and interest receivable	1,300,888
Prepaid expenses	113,112

Total Assets	121,102,796

Liabilities
Payable for reverse repurchase agreements	34,178,000
Payable to distributions to shareholders	19
Interest payable for credit and reverse repurchase agreements	30,107
Payable to Adviser	122,747
Payable to administrator, fund accountant, and transfer agent	25,720
Payable to custodian	1,755
Other accrued expenses	73,543

Total Liabilities	34,431,891

Net Assets	$86,670,905

Net Assets consist of:
Paid-in capital	$80,189,827
Total distributable earnings (accumulated deficit)	6,481,078

Net Assets	$86,670,905

Shares outstanding (unlimited number of shares authorized, par value of $0.001 per share)	4,055,000

Net asset value (“NAV”) per share	$21.37

*Identified Cost:
Investments in securities	$110,749,714

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the Period Ended July 31, 2021 (Unaudited)

Dynamic Financial Strategies Income Term Trust
Investment Income
Interest	$2,836,663
Dividends	488,635

Total Investment Income	3,325,298

Expenses
Investment Advisory (See Note 4)	804,037
Interest & commissions	388,445
Service Fees (See Note 4)	69,429
Legal	35,381
Administration	24,219
Trustee	19,980
Fund accounting	14,702
Audit & tax	14,388
Transfer agent	14,192
Registration	8,821
Printing	7,153
Compliance	5,981
Custodian	4,052
Insurance	3,801
Miscellaneous	19,979

Total Expenses	1,434,560

Fees contractually waived by Adviser (See Note 4)	(93,183)

Net expenses	1,341,377

Net Investment Income (Loss)	$1,983,921

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	$641,562
Net change in unrealized appreciation (depreciation) on investments	3,851,226

Net realized and unrealized gain (loss) on investments	4,492,788

Net increase (decrease) in net assets resulting from operations	$6,476,709

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Statement of Cash Flows

For the Period Ended July 31, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$6,476,709
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount	9,543
Purchases of short-term investments, net	1,791,842
Purchases of investments	(13,164,341)
Proceeds from sales of long-term investments	15,149,176
Net change in unrealized appreciation (depreciation) on investments	(3,851,226)
Net realized gain (loss) on investments	(641,562)
(Increase) Decrease in:
Receivable for investments sold	(2,098,514)
Dividends and interest receivable	281,949
Prepaid expenses	8,572
(Increase) Decrease in:
Interest payable for credit and reverse repurchase agreements	(17,987)
Payable to Adviser	1,956
Payable to administrator, fund accountant and transfer agent	7,729
Payable to custodian	404
Other accrued expenses	14,468

Net cash provided by (used in) operating activities	3,968,718

CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions paid to shareholders	(2,987,718)
Purchases of reverse repurchase agreements	34,178,000
Proceeds from reverse repurchase agreements	(15,259,000)
Increase (decrease) in borrowings	(20,000,000)

Net cash provided by (used in) financing activities	(4,068,718)

Net change in cash	$(100,000)

CASH:
Beginning balance	100,000

Ending balance	$–

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$406,432

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Statements of Changes in Net Assets

	For the Period Ended July 31, 2021 (Unaudited)	For the Period Ended January 31, 2021 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,983,921	$1,729,453
Net realized gain (loss) on investment transactions and futures contracts	641,562	193,515
Net change in unrealized appreciation (depreciation) on investments and futures contracts	3,851,226	2,989,342

Net increase (decrease) in net assets resulting from operations	6,476,709	4,912,310

Distributions to Shareholders
Total distributions	(1,987,214)	(1,920,217)
Return of capital	(1,000,510)	(910,173)

Total distributions to shareholders	(2,987,724)	(2,830,390)

Capital Transactions
Proceeds from shares sold	–	81,000,000

Net increase (decrease) in net assets resulting from capital transactions	–	81,000,000

Total Increase (Decrease) in Net Assets	3,488,985	83,081,920

Net Assets
Beginning of period	83,181,920	100,000

End of period	$86,670,905	$83,181,920

Share Transactions
Shares sold	–	4,050,000

Net increase (decrease) in share transactions	–	4,050,000

(a)	Fund commenced operations on June 30, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (a) (Unaudited)	For the Period Ended January 31, 2021 (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.51	$20.00

Income from investment operations:
Net investment income (loss)	0.49 (g)	0.43
Net realized and unrealized gain (loss) on investments	1.11	0.78

Total from investment operations	1.60	1.21

Less distributions to shareholders:
From net investment income	(0.49)	(0.47)
Return of capital	(0.25)	(0.01)
From net realized gain	–	(0.22)

Total distributions	(0.74)	(0.70)

Net asset value, end of period	$21.37	$20.51

Total return on net asset value (b)(c)	7.92%	6.14%
Total return on market value (b)(d)	12.78%	(5.08% )

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$86,671	$83,182
Ratio of expenses to average net assets before waiver and reimbursement (e)	3.41%	2.82%
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense (e)	2.48%	2.27%
Ratio of expenses to average net assets after waiver and reimbursement (e)	3.19%	2.47%
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense (e)	2.26%	1.92%
Ratio of expenses to average managed assets after waiver and reinvestment excluding interest expense. Average managed assets represent the total assets of the fund, including the assets attributable to the proceeds from any forms of financial leverage, less liabilities, other than liabilities related to any form of leverage (e)	1.60%	1.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	4.49%	3.24%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	4.71%	3.59%
Portfolio turnover rate (b)	11.35%	8.37%
Credit facility and reverse repurchase agreements, end of period (000s)	$34,178	$35,259
Asset coverage per $1,000 unit of senior indebtedness (f)	$3,536	$3,359

(a)	Fund commenced operations on June 30, 2020.
(b)	Not annualized for periods less than one year.
(c)

Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(d)

Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(e)	Annualized for periods less than one year.
(f)

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – 123.37%
Financial – 123.37%
ANB Corp., 4.000% (SOFR + 3.875%), 9/30/2030 (a)(b)	$1,000,000	$1,029,817
Arbor Realty Trust, Inc., 5.000%, 4/30/2026 (b)	1,000,000	1,004,645
Arena Finance II LLC, 6.750%, 9/30/2025 (b)(c)	2,000,000	2,002,500
Atlantic Capital Bancshares, Inc., 5.500% (SOFR + 5.363%), 9/1/2030 (a)(c)	2,500,000	2,753,617
B. Riley Financial, Inc., 6.375%, 2/28/2025 (d)	1,000,000	1,037,200
B. Riley Financial, Inc., 5.500%, 3/31/2026 (d)	500,000	512,000
Bancorp Bank, 4.750%, 8/15/2025 (c)	1,000,000	1,042,611
Bank of California, 4.375% (SOFR + 4.195%), 10/30/2030 (a)(c)	1,675,000	1,762,615
BankGuam Holding Co., 4.750% (SOFR + 4.130%), 7/1/2031 (a)(b)	1,500,000	1,511,102
BayCom Corp., 5.250% (SOFR + 5.210%), 9/15/2030 (a)(c)	2,000,000	2,135,155
BayFirst Financial Corp., 4.500%, 6/30/2031 (b)	1,000,000	1,007,457
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	2,000,000	2,070,000
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (a)(c)	3,000,000	3,268,268
CB&T Holding Corp., 6.250% (SOFR + 6.015%), 12/15/2030 (a)(b)	2,500,000	2,650,000
Central Pacific Financial Corp., 4.750% (SOFR + 4.560%), 11/1/2030 (a)	1,000,000	1,069,526
Citizens Community Bancorp, Inc., 6.000% (SOFR + 5.910%), 9/1/2030 (a)(b)	2,000,000	2,120,174
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (b)	3,000,000	3,054,030
Clear Street Capital LLC, 6.000%, 10/15/2025 (b)(c)	2,500,000	2,572,241
CoastalSouth Bancshares, Inc., 5.950% (SOFR + 5.820%), 9/15/2030 (a)(b)	1,000,000	1,021,877
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (b)	1,000,000	1,004,202
Cowen, Inc., 7.250%, 5/6/2024 (b)(c)	2,000,000	2,178,279
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (a)(b)(c)	2,000,000	2,203,484
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)(c)	2,500,000	2,703,002
Enterprise Bancorp, Inc., 5.250% (SOFR + 5.175%), 7/15/2030 (a)	2,000,000	2,120,911
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (a)(c)	3,000,000	3,218,288
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(c)	2,000,000	2,134,712
FedNat Holding Co., 7.750%, 3/15/2029 (c)	2,000,000	2,140,000
Financial Institutions, Inc., 4.375% (SOFR + 4.265%), 10/15/2030 (a)	1,000,000	1,019,035
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (a)	2,000,000	2,080,757
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(b)(c)	2,500,000	2,701,621
Flagstar Bancorp, Inc., 4.125% (SOFR + 3.910%), 11/1/2030 (a)(c)	2,000,000	2,081,627
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	2,000,000	1,920,000
Heritage Southeast BanCorp, Inc., 6.000% (SOFR + 5.630%), 6/30/2030 (a)(b)(c)	2,000,000	2,249,889
Hilltop Holdings, Inc., 6.125% (SOFR + 5.800%), 5/15/2035 (a)	250,000	295,150
Independent Bank Group, Inc., 4.000% (SOFR + 3.885%), 9/15/2030 (a)(c)	2,000,000	2,075,931
Maple Financial Holdings, Inc., 5.000% (SOFR + 4.670%), 2/15/2031 (a)(b)	1,000,000	1,015,053
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (b)(c)	1,500,000	1,487,188
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (a)(c)	2,500,000	2,761,444
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (b)(c)	3,000,000	3,045,000
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (b)(c)	2,500,000	3,027,263
PCAP Holdings LP, 6.500%, 7/15/2028 (b)	2,000,000	2,046,289
Piedmont Bancorp, Inc., 5.750% (SOFR + 5.615%), 9/1/2030 (a)(b)	2,500,000	2,600,929
Popular Capital Trust I, 6.700%, 11/1/2023 (d)	395,825	419,574
Premia Holdings Ltd., 6.900%, 9/23/2030 (b)(e)	3,000,000	3,048,750
Primis Financial Corp., 5.400% (SOFR + 5.310%), 9/1/2030 (a)(c)	2,000,000	2,148,800
Queensborough Co., 6.000% (SOFR + 5.880%), 10/15/2030 (a)(b)	1,000,000	1,052,039
Ready Capital Corp., 6.200%, 7/30/2026 (d)	491,700	521,202
Ready Capital Corp., 5.750%, 2/15/2026 (d)	2,000,000	2,070,400
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (a)(b)	2,500,000	2,723,299

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Financial – (continued)
Sterling Bancorp, 3.875% (SOFR + 3.690%), 11/1/2030 (a)	$2,000,000	$2,070,202
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)(c)	2,000,000	2,005,247
Trinity Cap, Inc., 7.000%, 1/16/2025 (d)	2,000,000	2,108,000
Triumph Bancorp, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (a)(c)	3,000,000	3,188,417
United Insurance Holdings Corp., 6.250%, 12/15/2027 (c)	1,670,000	1,715,419
US Metro Bancorp, Inc., 5.650% (SOFR + 5.430%), 11/1/2030 (a)(b)(c)	2,000,000	2,119,345

TOTAL CORPORATE OBLIGATIONS – (Cost – $101,084,468)		$106,925,583

Preferred Stocks – 10.44%	Shares
Financial – 6.58%
Atlantic Union Bankshares Corp., 6.875%	20,000	$569,600
B. Riley Financial, Inc., 7.375%	40,000	1,136,000
CNB Financial Corp., 7.125%	20,000	552,300
Dime Community Bancshares, Inc., 5.500%	25,000	660,000
GMAC Capital Trust I, 5.941% (3 Month LIBOR USD + 5.785%), 2/15/2040 (a)	2,839	75,602
Level One Bancorp, Inc., 7.500%	20,000	534,600
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (a)(b)	40,000	1,072,600
OceanFirst Financial Corp., 7.000% (SOFR + 6.845%) (a)	19,500	546,000
United Community Banks, Inc., 6.875%	20,000	559,000

		5,705,702

Real Estate Investment Trust – 3.86%
AGNC Investment Corp., 7.000% (3 Month LIBOR USD + 5.111%) (a)	40,000	1,050,400
Annaly Capital Management, Inc., 6.875% (3 Month LIBOR USD + 4.993%) (a)	40,000	1,044,000
Ellington Financial, Inc., 6.750% (3 Month LIBOR USD + 5.196%) (a)	20,000	515,000
TPG RE Finance Trust, Inc., 6.250%	30,000	736,200

		3,345,600

TOTAL PREFERRED STOCKS (Cost – $8,051,849)		$9,051,302

Short-Term Investments – 1.86%
Money Market Funds – 1.86%
First American Government Obligations Fund, Class U, 0.026% (f)	1,613,397	$1,613,397

TOTAL SHORT-TERM INVESTMENTS (Cost – $1,613,397)		$1,613,397

TOTAL INVESTMENTS – 135.67% (Cost – $110,749,714)		$117,590,282

Liabilities in Excess of Other Assets – (35.67%)		(30,919,377)

NET ASSETS – 100.00%		$86,670,905

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2021.

(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2021, the value of these securities amounted to $56,257,322 or 64.91% of net assets.

(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2021, the value of securities pledged amounted to $60,721,963.
(d)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(e)	As of July 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to $3,048,750 or 3.52% of net assets.
(f)	Rate disclosed is the seven-day yield as of July 31, 2021.

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	1.843%	7/15/2021	8/12/2021	$11,105,110	$11,091,000
Lucid Management and Capital Partners LP	1.876%	7/15/2021	10/14/2021	23,196,489	23,087,000
					$34,178,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements

July 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Dynamic Financial Strategies Income Term Trust (“DYFN”) (the “Trust” or the “Fund”) is organized as Delaware statutory trust under a Declaration of Trust dated October 23, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company listed on the New York Stock Exchange (“NYSE”). Please see the table below for a summary of Fund specific information:

Ticker	Investment Objective	Commencement of Operations
DYFN	Current Income & Total Return	06/30/20

The Fund will terminate on or before June 30, 2035 (the “Termination Date”); provided, that if the Board of Trustees (the “Board”) believes that, under then-current market conditions, it is in the best interest of the Fund to do so, the Fund may extend the Termination Date: (i) once for up to one year (i.e., up to June 30, 2036), and (ii) once for up to an additional six months (i.e., up to December 31, 2036), in each case upon the affirmative vote of a majority of the Board and without Shareholder approval. In determining whether to extend the Termination Date, the Board may consider the inability to sell the Fund’s assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board may determine that market conditions are such that it is reasonable to believe that, with an extension, the Fund’s remaining assets will appreciate and generate income in an amount that, in the aggregate, is meaningful relative to the cost and expense of continuing the operation of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies.”

Securities Valuation and Fair Value Measurements: The Fund records its investments at fair value and is in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 : quoted prices in active markets for identical securities
•	Level 2 : other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 : significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, corporate obligations and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Participation Loans are priced by a third-party pricing service. These firms primarily obtain their market color from model inputs based on business, economic, market, and other conditions. The principal sources of information used to conduct valuation include historical and projected financial information, governing legal documents, discussions with related personnel, remittance data and various other documents and schedules available from public or private sources. These securities will be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$103,876,833	$3,048,750	$106,925,583
Preferred Stocks	8,499,002	552,300	–	9,051,302
Short-Term Investments	1,613,397	–	–	1,613,397
Total	$10,112,399	$104,429,133	$3,048,750	$117,590,282
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	$34,178,000	$–	$34,178,000

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2021, the Fund recognized $3,048,750 of transfer from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. During the period ended July 31, 2021, the Fund recognized $1,920,000 of transfers from Level 3 to Level 2. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 1/31/21	Discounts/ Premiums/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/21
Corporate Obligation	$1,700,000	$5,587	$–	$214,413	$–	$–	$3,048,750	$(1,920,000)	$3,048,750

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at July 31, 2021 is ($9,167).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 7/31/21	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligation	$3,048,750	Broker Quote	Third Party	$101.63

*	Input presents information for one security and reflects the value as of July 31, 2021.

Federal Income Taxes: The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that they will not be liable for federal income or excise taxes.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2021, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Security Transactions and Income Recognition: Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statement of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Distributions to Shareholders: Distributions from the Fund’s net investment income are declared and paid monthly. The Fund intends to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the period ended January 31, 2021, there were no reclassifications.

Share Valuation: The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications: Under the Fund’s organizational documents, the Fund will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Cash and Cash Equivalents: Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Reverse Repurchase Agreements: A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$–	$11,091,000	$23,087,000	$–	$34,178,000
Total	$–	$11,091,000	$23,087,000	$–	$34,178,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$34,178,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Subordinated Debt of Banks and Diversified Financial Companies: The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

High Yield Securities: The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products: The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invest. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks: The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income, and money market investments. The market values of all securities, including common and preferred stocks, is based

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.

Trust Preferred Securities: The Fund may invest in trust preferred securities, or “TruPS,” which are securities that are typically issued by banks and other financial institutions that combine the features of corporate debt securities and preferred securities as well as certain features of equity securities. TruPS are typically issued in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Many TruPS are issued by trusts or other special purpose entities established by banks and other financial institutions and are not a direct obligation of those banks and other financial institutions. The TruPS market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. TruPS are typically issued with a final maturity date, although some (usually those of foreign issuers) are perpetual in nature. TruPS are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, TruPS typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the TruPS have not been made), TruPS are often deemed to be a close substitute for traditional preferred securities. TruPS also possess many of the typical characteristics of equity securities due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the issuer’s profitability as opposed to any legal claims to specific assets or cash flows.

NOTE 3. DERIVATIVE TRANSACTIONS

Balance Sheet Offsetting Information

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2021, the Fund was not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2021.

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	$34,178,000	$ –	$34,178,000	$34,178,000	$ –	$ –

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily Managed Assets (as

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

defined below) of the Fund. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) (“Managed Assets”).

The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses to 0.25% (the “Expense Limit”) of the Fund’s Managed Assets through at least June 30, 2022 (the “Limitation Period”). The Expense Limit may be eliminated at any time by the Board, on behalf of the Funds, upon 60 days’ written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limit may not be terminated by the Adviser without the consent of the Board of Trustees. The Expense Limit is subject to repayment by the Fund within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2021, the Fund waived $93,183 of expenses. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions at July 31, 2021 are included in the table below.

Recoverable through January 31, 2024	Recoverable through January 31, 2025
$168,194	$93,183

Destra Capital Investments LLC (“Destra”) provides investor support services in connection with the ongoing operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of financial intermediaries, and communicating with the NYSE specialist for the Shares, and with the closed-end fund analyst community regarding the Fund on a regular basis. The Fund paid Destra a service fee in an annual amount equal to 0.12% of the average aggregate daily value of the Fund’s Managed Assets during the Fund’s first year of operations. The Fund paid Destra 0.10% of the average daily value of the Fund’s Managed Assets from the end of the Fund’s first year of operations through the applicable termination date.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.

Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser.

NOTE 5. ORGANIZATIONAL AND OFFERING COSTS

Organization costs consist of costs incurred to establish the Fund and enable them to legally do business. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. These organization and offering expenses were paid by the Adviser and are not be subject to reimbursement by the Fund.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

Purchases	Sales
$13,164,341	$15,149,175

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS – (continued)

For the period ended July 31, 2021, there were no long-term purchases or long-term sales of U.S. Government securities for the Fund.

During the period ended July 31, 2021, the Fund sold securities to an affiliated fund sponsored by the Adviser, in accordance with the Rule 17a-7 procedures adopted by the Trust at a value of $6,638,358. The Fund experienced a gain of $400,391 on the sale of these securities.

NOTE 7. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the period ended January 31, 2021 were as follows:

2021 (a)
Distributions paid from:
Ordinary Income	$1,886,827
Net Long-Term Capital Gain	33,390
Return of Capital	910,173
Total	$2,830,390

(a)	Fund commenced operations on June 30, 2020.

At January 31, 2021, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$113,891,608
Unrealized Appreciation*	3,240,487
Unrealized Depreciation*	(248,381)
Net Unrealized Appreciation (Depreciation)*	$2,992,106
Undistributed Ordinary Income	–
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$–
Other Accumulated Gain (Loss)	(13)
Distributable Earnings (Accumulated Deficit)	$2,992,093

*	Represents aggregated amounts of investments and reverse repurchase agreements in the Fund.

The temporary differences between book basis and tax basis in the Fund are primarily attributable to amortization of callable bonds.

As of January 31, 2021, the Fund did not have any capital loss carryforwards.

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2021, the Fund did not defer any post-October losses.

NOTE 8. CREDIT AGREEMENTS

On October 8, 2020, the Fund entered into a $20 million line of credit agreement (the “Facility”) with Cadence Bank N.A., which matures October 8, 2023. Under the Facility, interest is charged on a floating rate based on one-month LIBOR plus 2.40% and is payable on the last day of the interest period, which was 2.49% as of July 31, 2021. For the period ended July 31, 2021, the average principal balance and interest rate was $1,160,221 and 2.52%. During the reporting period the Fund was required to pay Cadence Bank N.A. a commitment fee of 0.50% and 0.25% on the unused portion of the Facility if the Fund did not achieve a 50% and 75% utilization rate in each year, respectively. For the period ended July 31, 2021, these expense and commitment fees, amounted to $38,739 and are included in the Interest and Commissions expense line item that is reflected in the Statement of Operations. The Fund paid an origination fee of $100,000 per the agreement with Cadence Bank on October 8, 2020, and

Angel Oak Dynamic Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 8. CREDIT AGREEMENTS – (continued)

$27,500 of other expenses, which were paid upfront and are being accrued for daily over the life of the loan. The maximum loan outstanding during the year was $20,000,000 from February 1, 2021, through February 10, 2021. As of July 31, 2021, the outstanding principal balance under the Facility was $0.

NOTE 9. ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. The Adviser is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’ These regulatory changes may limit the Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. Management is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

NOTE 10. COVID-19 RISK

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

NOTE 11. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the taxable period ended January 31, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable period ended January 31, 2021, the Fund paid qualified dividend income of 0.00%.

For the taxable period ended January 31, 2021, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0.00%.

For the taxable period ended January 31, 2021, the percentage of ordinary income distributions paid by the Fund that is designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 8.49%.

For the taxable period ended January 31, 2021, the percentage of taxable ordinary income distributions for the Fund that is designated as interest related dividends under Internal Revenue 871(k)1(c) was 84.42%.

2. Disclosure of Portfolio Holdings

The Fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), distributions of dividends and capital gains are automatically reinvested in Shares of the Fund by Fund Services, as Plan Agent. Unless a Shareholder indicates another option on the account application or otherwise opts-out, Shareholders holding at least one full Share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in Shares of the Fund and the market price of Shares on the payment date for the distribution or dividend equals or exceeds the Fund’s NAV per Share, the Fund will issue Shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive Shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per Share purchase price may exceed NAV, resulting in fewer Shares being acquired than if the Fund had issued new Shares.

There are no brokerage charges with respect to Shares issued directly by the Fund. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct the sale of Shares through the Plan Agent are subject to a $25.00 fee plus a sales commission of $4.95.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Purchases of additional Shares of the Fund will be made on the open market. There is no transaction fee, and each participant will pay a pro rata share of brokerage commissions incurred in connection with purchases made on the open market. Shareholders can also sell Fund Shares held in the Plan account at any time by contacting the Plan Agent by telephone or in writing. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on the settlement date, which is three business days after your Shares have been sold. If you choose to sell your Shares through your broker, you will need to request that the Plan Agent electronically transfer your Shares to your broker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone or in writing. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your Shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional Shares and send you the proceeds, less a fee currently set at $25.00 and less a sales commission currently set at $4.95. If a Shareholder does not maintain at least one whole Share in the Plan account, the Plan Agent may terminate such Shareholder’s participation in the Plan after written notice. Upon termination, Shareholders will be sent a check for the cash value of any fractional Share in the Plan account, less any applicable broker commissions and taxes. Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 60 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 60 days before the record date for the payment of any dividend or distribution by the Funds.

All correspondence or additional information about the Plan should be directed to Fund Services in writing at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

5. Compensation of Trustees

Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not discussed in this report) receives an annual retainer of $58,000 (pro-rated for any periods less than one year), paid quarterly as well as $12,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are permitted for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

6. Trustees and Officers

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trusts are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trusts is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Name and Year of Birth	Position with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees(2)
Ira P. Cohen 1959	Independent Trustee, Chairman	Trustee since 2019, Chairman since 2019; indefinite term	Executive Vice President, Recognos Financial (investment industry data analysis provider) (2015-2021); Independent financial services consultant (since 2005).	9	Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, U.S. Fixed Income Trust (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).
Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2019; indefinite term	Retired.	9

Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Name and Year of Birth	Position with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2019; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	9	Trustee, Mirae Asset Discovery Funds (since 2010); Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	9	Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017); Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Name and Year of Birth	Position with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee	Since 2019; indefinite term	Co-CEO and Group Chief Investment Officer, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	9	Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	8	Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2019); Angel Oak Credit Opportunities Term Trust (since 2021).

(1)

The Fund Complex includes the Fund, each series of Angel Oak Funds Trust, Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust and Angel Oak Credit Opportunities Term Trust.

(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Dory S. Black, Esq. 1975	President	Since 2019; indefinite term	General Counsel, Angel Oak Companies (since 2014).
Adam Langley 1967	Chief Compliance Officer	Since 2019; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015);Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer, Hawks I, LLC (since 2018); Chief Compliance Officer, Angel Oak Commercial Real Estate Solutions (since 2021); Chief Compliance Officer, Angel Oak Funds Trust (since 2015); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2018); Chief Compliance Officer, Angel Oak Credit Opportunities Fund (since 2021).
John Hsu 1965	Secretary	Since 2020; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2020), Head of Treasury Strategies, Angel Oak Capital Advisors, LLC (since 2018), Head of Capital Markets, Angel Oak Capital Advisors, LLC (2014-2018).
Daniel Fazioli 1981	Treasurer	Since 2019; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015).

Each Trustee holds office for an indefinite term and until the earlier of: the Trusts’ next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trusts’ Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trusts until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

SHAREHOLDER SERVICER

Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

SAR-DYFN

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Dynamic Financial Strategies Income Term Trust

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/22/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/22/2021

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	9/22/2021

* Print the name and title of each signing officer under his or her signature.